UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund II

4.30.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 1.26%					$9,427,165

(Cost $9,990,100)

Electric Utilities 1.26%					9,427,165

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	5,000	4,920,855
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,506,310

			Credit	Par value
Issuer, description			rating (A)	($000)	Value
Capital preferred securities 12.81%					$95,945,790
(Cost $91,773,049)

Asset Management & Custody Banks 0.66%					4,948,794

BNY Capital, 7.97%, Ser B, 12-31-26			A-	4,700	4,948,794
Diversified Banks 0.53%					3,940,000

Lloyds TSB Bank Plc, 6.90%, 11-29-49
(United Kingdom)			A+	4,000	3,940,000
Diversified Financial Services 1.67%					12,557,988

JPM Capital Trust I, 7.54%, 01-15-27			A-	12,000	12,557,988
Electric Utilities 3.32%					24,863,375

DPL Capital Trust II, 8.125%, 09-01-31			B+	22,150	24,863,375
Gas Utilities 2.90%					21,687,631

KN Capital Trust I, 8.56%, Ser B, 04-15-27			BB+	10,000	10,591,020
KN Capital Trust III, 7.63%, 04-15-28			BB+	10,673	11,096,611
Integrated Telecommunication Services 1.32%					9,909,679

TCI Communications Financing Trust III, 9.65%,
03-31-27			BBB-	9,243	9,909,679
Multi-Utilities & Unregulated Power 1.94%					14,530,799

Dominion Resources Capital I,
7.83%, 12-01-27			BBB-	8,450	8,934,439
Dominion Resources Capital III,
8.40%, 01-15-31			BBB-	5,000	5,596,360
Regional Banks 0.47%					3,507,524

Summit Capital Trust I, 8.40%,
Ser B, 03-15-27			A	3,300	3,507,524

John Hancock

Preferred Income Fund II

Securities owned by the Fund on April 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 5.18%		$38,755,594

(Cost $27,747,037)

Electric Utilities 1.28%		9,568,800

FPL Group, Inc.	180,000	7,128,000
Scottish Power Plc, American Depositary Receipt
(ADR) (United Kingdom)	60,000	2,440,800
Gas Utilities 2.17%		16,235,738

ONEOK, Inc.	491,843	16,235,738
Multi-Utilities & Unregulated Power 1.73%		12,951,056

Alliant Energy Corp.	220,000	7,031,200
CH Energy Group, Inc.	40,000	1,891,200
DTE Energy Co.	98,790	4,028,656

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 80.55%			$603,064,425

(Cost $626,016,062)

Agricultural Products 1.64%			12,290,000

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	160,000	12,290,000

Asset Management & Custody Banks 0.12%			892,000

BNY Capital V, 5.95%, Ser F	A-	40,000	892,000

Automobile Manufacturers 1.82%			13,653,134

Ford Motor Co., 7.50%	BB-	40,000	680,800
General Motors Corp., 7.25%, Ser 04-15-41	B	87,900	1,393,215
General Motors Corp., 7.25%, Ser 07-15-41	B	210,500	3,319,585
General Motors Corp., 7.25%, Ser 02-15-52	B	447,300	7,080,759
General Motors Corp., 7.375%, Ser 10-01-51	B	73,125	1,178,775

Consumer Finance 2.50%			18,688,117

CIT Group, Inc., 6.35%, Ser A	BBB+	60,000	1,506,600
Ford Motor Credit Co., 7.375%	BBB-	24,800	497,488
Ford Motor Credit Co., 7.60%	Ba2	100,000	2,037,000
HSBC Finance Corp., 6.00%	A	72,200	1,636,052
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B	BBB+	143,200	3,584,296
HSBC Finance Corp., 6.875%	A	349,100	8,678,626
SLM Corp., 6.00%	A	33,500	748,055

Diversified Banks 8.85%			66,260,967

BAC Capital Trust IV, 5.875%	A	51,150	1,126,834
Comerica Capital Trust I, 7.60%	BBB+	120,400	3,032,876
Fleet Capital Trust VII, 7.20%	A	459,900	11,612,475
Fleet Capital Trust VIII, 7.20%	A	310,000	7,833,700

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2006 (unaudited)

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)	A-	249,600	5,798,208
Republic New York Corp., 6.25%, Ser HSBC	A	50,000	1,170,000
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)	A	450,500	9,929,020
Santander Finance Preferred SA, Unipersonal,
6.41%, Ser 1 (Spain)	BBB+	225,000	5,467,500
USB Capital III, 7.75%	A	134,300	3,357,500
USB Capital IV, 7.35%	A	152,800	3,827,640
USB Capital V, 7.25%	A	252,000	6,360,480
USB Capital VIII, 6.35%, Ser 1	A	78,000	1,835,340
Wells Fargo Capital Trust IV, 7.00%	A	140,800	3,545,344
Wells Fargo Capital Trust VI, 6.95%	A-	50,000	1,253,000
Wells Fargo Capital Trust VII, 5.85%	A	5,000	111,050

Diversified Financial Services 5.62%			42,087,429

ABN AMRO Capital Funding Trust V, 5.90%	A	373,600	8,357,432
ABN AMRO Capital Funding Trust VII, 6.08%	A	336,000	7,785,120
Citigroup Capital IX, 6.00%	A	40,000	925,600
Citigroup Capital VII, 7.125%	A	113,700	2,876,610
Citigroup Capital VIII, 6.95%	A	529,000	13,209,130
General Electric Capital Corp., 6.10%	AAA	22,863	546,197
JPMorgan Chase Capital IX, 7.50%, Ser I	A-	73,800	1,845,000
JPMorgan Chase Capital X, 7.00%, Ser J	A1	259,000	6,542,340

Electric Utilities 13.47%			100,857,395

Boston Edison Co., 4.78%	BBB+	15,143	1,258,535
Cleveland Electric Financing Trust I, 9.00%	BB	210,000	5,386,500
Entergy Mississippi, Inc., 7.25%	A-	109,000	2,765,330
FPC Capital I, 7.10%, Ser A	BB+	564,603	14,171,535
FPL Group Capital Trust I, 5.875%	BBB+	441,800	9,896,320
Georgia Power Capital Trust V, 7.125%	BBB+	232,300	5,849,314
Georgia Power Capital Trust VII, 5.875%	BBB+	116,500	2,580,475
Great Plains Energy, Inc., 8.00%, Conv	BBB-	559,100	13,278,625
HECO Capital Trust III, 6.50%	BBB-	120,000	2,977,200
Interstate Power & Light Co., 8.375%, Ser B	Baa3	700,000	22,260,000
Northern States Power Co., 8.00%	BBB-	175,800	4,500,480
NVP Capital III, 7.75%	CCC+	108,500	2,755,900
PPL Electrical Utilities Corp., 6.25%, Depositary
Shares	BBB	130,000	3,250,000
Southern California Edison Co., 6.125%	BBB-	10,000	1,012,813
Southern Co. Capital Trust VI, 7.125%	BBB+	37,100	933,436
Virginia Power Capital Trust, 7.375%	BB+	318,219	7,980,932

Gas Utilities 2.02%			15,096,288

AGL Capital Trust II, 8.00%	BBB	41,000	1,022,950
Southern Union Co., 7.55%	BB+	229,500	5,921,100
Southwest Gas Capital II, 7.70%	BB	257,900	6,736,348
Vectren Utillity Holdings, Inc., 7.25%	A-	56,500	1,415,890

Hotels, Resorts & Cruise Lines 0.42%			3,126,250

Hilton Hotels Corp., 8.00%	BBB-	125,000	3,126,250

John Hancock

Preferred Income Fund II

Securities owned by the Fund on

April 30, 2006 (unaudited)

Integrated Telecommunication Services 2.99%			22,370,618

Telephone & Data Systems, Inc., 6.625%	A-	155,000	3,541,750
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	605,967	15,094,638
Verizon New England, Inc., 7.00%, Ser B	A3	150,150	3,734,230

Investment Banking & Brokerage 8.98%			67,245,885

Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E	BBB	248,600	12,579,160
Goldman Sachs Group, Inc., 6.20%	A-	140,000	3,456,600
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	BBB+	177,000	4,171,890
Lehman Brothers Holdings Capital Trust V, 6.00%,
Ser M	A-	50,000	1,107,500
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	145,200	7,165,620
Merrill Lynch Preferred Capital Trust III, 7.00%	A-	360,400	9,074,872
Merrill Lynch Preferred Capital Trust IV, 7.12%	A-	167,400	4,236,894
Merrill Lynch Preferred Capital Trust V, 7.28%	A-	273,200	6,928,352
Morgan Stanley Capital Trust II, 7.25%	A-	35,000	874,650
Morgan Stanley Capital Trust III, 6.25%	A-	248,779	5,761,722
Morgan Stanley Capital Trust IV, 6.25%	A-	57,000	1,309,860
Morgan Stanley Capital Trust V, 5.75%	A1	311,500	6,700,365
Morgan Stanley Capital Trust VI, 6.60%	A-	160,000	3,878,400

Life & Health Insurance 1.28%			9,613,353

PLC Capital Trust IV, 7.25%	BBB+	331,075	8,316,604
Prudential Plc, 6.50% (United Kingdom)	A	53,807	1,296,749

Multi-Line Insurance 6.60%			49,396,241

AEGON NV, 6.375% (Netherlands)	A-	355,000	8,495,150
AEGON NV, 6.50% (Netherlands)	A-	40,000	966,400
ING Groep NV, 7.05% (Netherlands)	A	774,700	19,630,898
MetLife, Inc., 6.375%, Ser B, Conv	BBB+	8,390	235,088
MetLife, Inc., 6.50%, Ser B	BBB	799,550	20,068,705

Multi-Utilities & Unregulated Power 10.93%			81,847,974

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	39,870	4,151,464
BGE Capital Trust II, 6.20%	BBB-	645,000	15,067,200
Consumers Energy Co. Financing IV, 9.00%	Ba2	217,000	5,490,100
Dominion CNG Capital Trust I, 7.80%	BB+	150,000	3,759,000
DTE Energy Trust I, 7.80%	BB+	253,000	6,375,600
Energy East Capital Trust I, 8.25%	BBB-	424,800	10,649,736
PNM Resources, Inc., 6.75%, Conv	BBB-	90,000	4,375,800
PSEG Funding Trust II, 8.75%	BB+	680,000	17,795,600
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	7,900	635,950
Puget Sound Energy Capital Trust II, 8.40%	BB	232,060	5,861,836
South Carolina Electric & Gas Co., 6.52%	Baa1	15,000	1,511,250
TECO Capital Trust I, 8.50%	B	245,212	6,174,438

John Hancock Preferred Income Fund II Securities owned by the Fund on April 30, 2006 (unaudited)

Oil & Gas Exploration & Production 4.40%					32,937,116

Apache Corp., 5.68%, Depositary Shares, Ser B			BBB	25,000	2,508,595
Devon Energy Corp., 6.49%, Ser A			BB+	32,355	3,281,001
Nexen, Inc., 7.35% (Canada)			BB+	1,068,800	27,147,520

Real Estate Management & Development 4.47%					33,447,308

Duke Realty Corp., 6.50%, Depositary Shares, Ser K			BBB	110,000	2,582,800
Duke Realty Corp., 6.60%, Depositary Shares, Ser L			BBB	109,840	2,610,897
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J			BBB	449,400	10,704,708
Duke Realty Corp., 7.99%, Depositary Shares, Ser B			BBB	10,650	550,805
Kimco Realty Co., 6.65%, Depositary Shares, Ser F			BBB+	37,030	895,756
Public Storage, Inc., 6.45%, Depositary Shares,
Ser X			BBB+	30,000	671,700
Public Storage, Inc., 7.50%, Depositary Shares,
Ser V			BBB+	307,100	7,745,062
Public Storage, Inc., 8.00%, Depositary Shares,
Ser R			BBB+	304,500	7,685,580

Regional Banks 2.38%					17,793,125

PFGI Capital Corp., 7.75%			A-	686,000	17,793,125

Reinsurance 0.11%					828,000

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	40,000	828,000

Thrifts & Mortgage Finance .40%					10,480,960

Abbey National Plc, 7.25% (United Kingdom)			A-	275,620	6,887,744
Abbey National Plc, 7.375% (United Kingdom)			A-	140,800	3,593,216

Wireless Telecommunication Services 0.55%					4,152,265

United States Cellular, 7.50%			A-	165,100	4,152,265

		Maturity	Credit	Par value
Issuer, description		date	rating (A)	($000)	Value
Short-term investments 0.20%					$1,500,000

(Cost $1,499,613)

Government U.S. Agency 0.20%					1,500,000

Federal Home Loan Bank,
Disc Note		05-01-06	AAA	1,500	1,500,000

Total investments	100.00%				$748,692,974

John Hancock Preferred Income Fund II Financial futures contracts April 30, 2006 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-year Treasury Note	360	Short	June 2006	$635,917

Financial futures contracts

John Hancock
Preferred Income Fund II
Interest rate swap contracts
April 30, 2006 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination	Appreciation
amount	by Fund	by Fund	date	(depreciation)

$63,500,000	2.56% (a)	3-month LIBOR	June 2008	$3,406,203

(a) Fixed rate

Interest rate swap contracts

John Hancock Preferred Income Fund II Footnotes to Schedule of Investments April 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,290,000 or 1.64% of the Fund's net assets as of April 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on April 30, 2006, including short-term investments, was $757,025,861. Gross unrealized appreciation and depreciation of investments aggregated $24,153,484 and $32,486,371, respectively, resulting in net unrealized depreciation of $8,332,887.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q3 4/06
6/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer

Date: June 27, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: June 27, 2006